Consolidated Statements Of Changes In Stockholders' Equity (Deficit) (USD $)		Total	Preferred stock	Common Stock	Additional Paid in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2011		$ 10,704,066	$ 1,322	$ 13,969	$ 59,289,516	$ (48,600,741)
Begging balance (in shares) at Dec. 31, 2011			1,321,514	13,812,490
Exercise of stock options and warrants (in shares)				182,702
Exercise of stock options and warrants		69,978		183	69,795
Stock-based compensation		1,862,533			1,862,533
Stock dividends	[1]			79	119,675	(119,754)
Issuance of Common Stock, Other (in shares)	[2]			14,088
Issuance of Common Stock, Other	[2]	20,000		14	19,986
Net (loss)/income		(1,384,385)				(1,384,385)
Ending Balance at Dec. 31, 2012		11,272,192	1,322	14,245	61,361,505	(50,104,880)
Ending balance (in shares) at Dec. 31, 2012			1,321,514	14,009,280
Exercise of stock options and warrants (in shares)				169,277
Exercise of stock options and warrants		111,957		168	111,789
Stock-based compensation		1,166,379		338	1,166,041
Stock-based compensation (in shares)				337,500
Stock dividends	[1]			80	102,247	(102,327)
Issuance of Common Stock, Other (in shares)	[2]			11,278
Issuance of Common Stock, Other	[2]	15,000		11	14,989
Net (loss)/income		(803,150)				(803,150)
Ending Balance at Dec. 31, 2013		$ 11,762,378	$ 1,322	$ 14,842	$ 62,756,571	$ (51,010,357)
Ending balance (in shares) at Dec. 31, 2013			1,321,514	14,527,335

[1]	The stock dividends payable in connection with the Series A Convertible Preferred Stock are issuable upon the request of Carilion.
[2]	Fees paid to our board of directors by issuance of our common stock.